Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Interest income	$ 15,895	$ 20,620	$ 7,063
Dividends from other shares	1,050	0	0
Income on recycling hedges from OCI into P&L	0	25,749	0
Change in fair value of fuel derivatives recognized in P&L	0	3,210	6,132
Foreign exchange gains	21,744	17,590	13,945
Finance income	38,689	67,168	27,140
Interest expense on financial liabilities measured at amortized cost	(145,562)	(132,268)	(85,418)
Interest leasing	(275)	(631)	(1,237)
Change in fair value of fuel derivatives recognized in P&L	0	(8,276)	(26,388)
Fair value adjustment on interest rate swaps	0	37	(507)
Other financial charges	(9,249)	(13,513)	(5,930)
Foreign exchange losses	(14,253)	(17,246)	(13,529)
Finance expense	(169,339)	(171,897)	(133,009)
Net finance expenses	$ (130,650)	$ (104,729)	$ (105,869)